Financial Instruments - Additional Information (Detail) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [Line Items]
Fair value of unsecured senior notes	$ 1,428	$ 1,548
Credit Risk [Member]
Disclosure of detailed information about financial instruments [Line Items]
Trade receivables	$ 12	$ 18